Related parties - Summary of key management personnel compensation (Supervisory Board) (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of key management personnel compensation [Line Items]
Total compensation	€ 18,008,000	€ 17,567,000
Supervisory Board
Disclosure of key management personnel compensation [Line Items]
Total compensation	€ 1,048	€ 994